Trade Accounts Receivable - Schedule of Allowance for Expected Credit Losses (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Allowance for Expected Credit Losses [Abstract]
Beginning balance	R$ (636)	R$ (589)	R$ (149)
Allowance recorded during the year	(21)	(47)	(538)
Reversal of provisions	547		98
Ending balance	R$ (110)	R$ (636)	R$ (589)